Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal (net)	$ 1,959,276	$ 544,508	$ 1,788,384
Accrued Interest	298,759	86,752	191,884
Penalties on notes past due principal (net)	6,575	11,066	1,032,475
Penalties on notes in default accrued interest
Convertible Notes Payable One [Member]
Principal (net)	45,000	95,000	165,000
Accrued Interest	27,861	50,365	69,712
Convertible Notes Payable Two [Member]
Principal (net)			50,000
Accrued Interest			7,682
Convertible Notes Payable Three [Member]
Principal (net)			10,990
Accrued Interest			5,457
Convertible Notes Payable Four [Member]
Principal (net)
Accrued Interest			2,358
Convertible Notes Payable Five [Member]
Principal (net)			20,000
Accrued Interest
Convertible Notes Payable Six [Member]
Principal (net)			36,961
Accrued Interest			6,572
Convertible Notes Payable Seven [Member]
Principal (net)			61,301
Accrued Interest			24,109
Convertible Notes Payable Eight [Member]
Principal (net)			22,042
Accrued Interest			3,034
Convertible Notes Payable Nine [Member]
Principal (net)			5,419
Accrued Interest			4,608
Convertible Notes Payable Ten [Member]
Principal (net)			25,000
Accrued Interest			1,836
Convertible Notes Payable Eleven [Member]
Principal (net)			28,800
Accrued Interest			2,880
Convertible Notes Payable Twelve [Member]
Principal (net)			40,000
Accrued Interest			6,049
Convertible Notes Payable Thirteen [Member]
Principal (net)			38,689
Accrued Interest			5,851
Convertible Notes Payable Fourteen [Member]
Principal (net)			56,092
Accrued Interest			13,462
Convertible Notes Payable Fifteen [Member]
Principal (net)			37,015
Accrued Interest			6,377
Convertible Notes Payable Sixteen [Member]
Principal (net)			36,750
Accrued Interest			5,538
Convertible Notes Payable Seventeen [Member]
Principal (net)			33,500
Accrued Interest
Convertible Notes Payable Eighteen [Member]
Principal (net)			36,263
Accrued Interest			5,576
Convertible Notes Payable Nineteen [Member]
Principal (net)
Accrued Interest	17,341	17,341	18,264
Convertible Notes Payable Twenty [Member]
Principal (net)			52,087
Accrued Interest	5,953	5,953	2,519
Convertible Notes Payable Twenty One [Member]
Principal (net)
Accrued Interest	696	696
Convertible Notes Payable Twenty Two [Member]
Principal (net)		438,442
Accrued Interest		12,397
Convertible Notes Payable Twenty Three [Member]
Principal (net)
Accrued Interest
Convertible Notes Payable Twenty Four [Member]
Principal (net)	1,444,738
Accrued Interest	178,304
Convertible Notes Payable Twenty Five [Member]
Principal (net)	395,627
Accrued Interest	52,831
Convertible Notes Payable Twenty Six [Member]
Principal (net)	67,336
Accrued Interest	$ 15,773